Chadwick L. Mills

(650) 843-5654

cmills@cooley.com

May 31, 2007

Via EDGAR and Courier

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, DC 20549

Attn:	Mary K. Fraser

Jeffrey P. Riedler

RE:	Jazz Pharmaceuticals, Inc.

Amendment No. 5 to the Registration Statement on Form S-1

Registration No. 333-141164

Ladies and Gentlemen:

On behalf of Jazz Pharmaceuticals, Inc. (the “Registrant”), we are transmitting for filing Amendment No. 5 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-141164 (the “Registration Statement”). We are also transmitting for filing a free writing prospectus relating to the Registrant’s preliminary prospectus dated May 17, 2007 (the “FWP”). We are sending copies of this letter, the FWP and the Amendment, as well as one copy of the Amendment marked to show changes to Amendment No. 4 to the Registration Statement filed with the U.S. Securities and Exchange Commission (the “Commission”) on May 24, 2007, to the staff of the Commission (the “Staff”) in the care of Ms. Fraser.

In addition, please note that we are sending to the Staff in the care of Ms. Fraser one copy of our letter responding to comments received from the Staff by letter dated May 30, 2007 with respect to the Registrant’s Application for Confidential Treatment filed March 28, 2007. Attached thereto is one copy of each agreement bracketed and highlighted to indicate those selected provisions for which the Registrant continues to request an order granting confidential treatment.

Finally, please note that the Registrant has filed its request for a declaration of effectiveness at 4:00 p.m. Eastern time today, May 31, 2007.

Please direct any questions or comments regarding this filing to me at (650) 843-5654, Suzanne Sawochka Hooper at (650) 843-5180 or John M. Geschke at (650) 843-5757 if the Staff requires any additional information prior to acceleration of effectiveness of if there is anything that we or the Registrant can do to further facilitate your review.

Sincerely,

/s/ CHADWICK L. MILLS

Chadwick L. Mills

cc:	Matthew K. Fust, Jazz Pharmaceuticals, Inc.

Carol A. Gamble, Esq., Jazz Pharmaceuticals, Inc.

P.J. Honerkamp, Esq., Jazz Pharmaceuticals, Inc.

Bruce Dallas, Esq., Davis Polk & Wardwell

John M. Geschke, Esq., Cooley Godward Kronish LLP

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